Commitments and Contingencies (Table) (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
2019	$ 22,970
2020	1,630
2021	2,172
2022	2,172
2023	2,104
2024 and thereafter	12,739
Total	$ 43,787